Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

September 30, 2020

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 44.2%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	916,079	$9,481,422
Janus Henderson Asia Equity Fund - Class N Shares	189,726	2,308,967
Janus Henderson Contrarian Fund - Class N Shares	277,960	6,265,213
Janus Henderson Emerging Markets Fund - Class N Shares	617,386	6,229,424
Janus Henderson Enterprise Fund - Class N Shares	46,572	6,684,424
Janus Henderson European Focus Fund - Class N Shares	15,226	514,623
Janus Henderson Forty Fund - Class N Shares	127,183	6,245,979
Janus Henderson Global Real Estate Fund - Class N Shares	176,360	2,158,652
Janus Henderson Global Research Fund - Class N Shares	42,822	3,794,063
Janus Henderson Global Select Fund - Class N Shares	237,089	3,674,887
Janus Henderson International Managed Volatility Fund - Class N Shares	212,468	1,856,967
Janus Henderson International Value Fund - Class N Shares	435,056	3,876,349
Janus Henderson Large Cap Value Fund - Class N Shares	429,442	5,273,543
Janus Henderson Mid Cap Value Fund - Class N Shares	374,930	4,997,823
Janus Henderson Overseas Fund - Class N Shares	80,345	2,628,873
Janus Henderson Small Cap Value Fund - Class N Shares	222,574	3,801,571
Janus Henderson Triton Fund - Class N Shares	207,161	6,513,140
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	445,136	5,439,559
		81,745,479
Fixed Income Funds – 55.8%
Janus Henderson Flexible Bond Fund - Class N Shares	1,240,869	13,934,964
Janus Henderson Global Bond Fund - Class N Shares	6,204,458	64,216,139
Janus Henderson Multi-Sector Income Fund - Class N Shares	2,596,526	25,264,199
		103,415,302
Total Investments (total cost $167,383,682) – 100.0%		185,160,781
Cash, Receivables and Other Assets, net of Liabilities – 0%		64,197
Net Assets – 100%		$185,224,978

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 9/30/20
Investment Companies - 100.0%
Equity Funds - 44.2%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$-	$(12,167)	$-	$493,071	$9,481,422
Janus Henderson Asia Equity Fund - Class N Shares	-	4,047	-	279,699	2,308,967
Janus Henderson Contrarian Fund - Class N Shares	-	2,376	-	543,750	6,265,213
Janus Henderson Emerging Markets Fund - Class N Shares	-	6,451	-	629,148	6,229,424
Janus Henderson Enterprise Fund - Class N Shares	-	8,503	-	393,362	6,684,424
Janus Henderson European Focus Fund - Class N Shares	-	345	-	33,285	514,623
Janus Henderson Forty Fund - Class N Shares	-	42,677	-	593,225	6,245,979
Janus Henderson Global Real Estate Fund - Class N Shares	8,702	(4,740)	-	101,334	2,158,652
Janus Henderson Global Research Fund - Class N Shares	-	8,644	-	65,469	3,794,063
Janus Henderson Global Select Fund - Class N Shares	-	897	-	316,016	3,674,887
Janus Henderson International Managed Volatility Fund - Class N Shares	-	25,900	-	112,682	1,856,967
Janus Henderson International Value Fund - Class N Shares	-	(12,633)	-	127,371	3,876,349
Janus Henderson Large Cap Value Fund - Class N Shares	-	(25,907)	-	219,593	5,273,543
Janus Henderson Mid Cap Value Fund - Class N Shares	-	(21,874)	-	122,886	4,997,823
Janus Henderson Overseas Fund - Class N Shares	-	520,608	-	(80,332)	2,628,873
Janus Henderson Small Cap Value Fund - Class N Shares	-	(38,411)	-	(55,200)	3,801,571
Janus Henderson Triton Fund - Class N Shares	-	2,917	-	332,671	6,513,140

Investment Companies - 100.0%
Equity Funds - 44.2%
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	-	13,210	-	393,556	5,439,559
Total Equity Funds	$8,702	$520,843	$-	$4,621,586	$81,745,479
Fixed Income Funds - 55.8%
Janus Henderson Flexible Bond Fund - Class N Shares	96,903	96,624	-	33,350	13,934,964
Janus Henderson Global Bond Fund - Class N Shares	236,692	578,037	-	1,218,316	64,216,139
Janus Henderson Multi-Sector Income Fund - Class N Shares	293,422	4,749	-	662,893	25,264,199
Total Fixed Income Funds	$627,017	$679,410	$-	$1,914,559	$103,415,302
Total Affiliated Investments - 100.0%	$635,719	$1,200,253	$-	$6,536,145	$185,160,781

(1) For securities that were affiliated for a portion of the period ended September 30, 2020, this column reflects amounts for the entire period ended September 30, 2020 and not just the period in which the security was affiliated.

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 100.0%
Equity Funds - 44.2%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	9,354,366	109,661	(463,509)	9,481,422
Janus Henderson Asia Equity Fund - Class N Shares	2,002,304	97,378	(74,461)	2,308,967
Janus Henderson Contrarian Fund - Class N Shares	4,699,158	1,198,668	(178,739)	6,265,213
Janus Henderson Emerging Markets Fund - Class N Shares	5,817,567	71,530	(295,272)	6,229,424
Janus Henderson Enterprise Fund - Class N Shares	5,487,278	996,616	(201,335)	6,684,424
Janus Henderson European Focus Fund - Class N Shares	310,034	183,753	(12,794)	514,623
Janus Henderson Forty Fund - Class N Shares	4,985,683	811,808	(187,414)	6,245,979
Janus Henderson Global Real Estate Fund - Class N Shares	1,975,493	156,824	(70,259)	2,158,652
Janus Henderson Global Research Fund - Class N Shares	488,729	3,276,418	(45,197)	3,794,063
Janus Henderson Global Select Fund - Class N Shares	3,336,110	142,461	(120,597)	3,674,887
Janus Henderson International Managed Volatility Fund - Class N Shares	1,826,426	21,342	(129,383)	1,856,967
Janus Henderson International Value Fund - Class N Shares	3,220,353	658,008	(116,750)	3,876,349
Janus Henderson Large Cap Value Fund - Class N Shares	5,107,820	148,973	(176,936)	5,273,543
Janus Henderson Mid Cap Value Fund - Class N Shares	3,851,753	1,186,393	(141,335)	4,997,823
Janus Henderson Overseas Fund - Class N Shares	5,699,404	54,593	(3,565,400)	2,628,873
Janus Henderson Small Cap Value Fund - Class N Shares	3,855,647	169,370	(129,835)	3,801,571
Janus Henderson Triton Fund - Class N Shares	4,699,743	1,656,141	(178,332)	6,513,140
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	5,326,722	63,304	(357,233)	5,439,559
Fixed Income Funds - 55.8%
Janus Henderson Flexible Bond Fund - Class N Shares	15,424,732	266,790	(1,886,532)	13,934,964
Janus Henderson Global Bond Fund - Class N Shares	70,014,668	1,018,420	(8,613,302)	64,216,139
Janus Henderson Multi-Sector Income Fund - Class N Shares	23,663,053	1,755,007	(821,503)	25,264,199

Notes to Schedule of Investments (unaudited)

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$81,745,479	$-	$-
Fixed Income Funds	103,415,302	-	-
Total Assets	$185,160,781	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.